Per Share Amounts (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule Representing Per Share Amounts

A) Net Earnings (Loss) Per Share – Basic and Diluted

For the years ended December 31,	2020	2019	2018
Earnings (Loss) From:
Continuing Operations	(2,379)	2,194	(2,916)
Discontinued Operations	-	-	247
Net Earnings (Loss)	(2,379)	2,194	(2,669)

Basic – Weighted Average Number of Shares	1,228.9	1,228.8	1,228.8
Dilutive Effect of Cenovus Net Settlement Rights	-	0.6	0.4
Diluted – Weighted Average Number of Shares	1,228.9	1,229.4	1,229.2

Basic and Diluted Earnings (Loss) Per Share From: ($)
Continuing Operations	(1.94)	1.78	(2.37)
Discontinued Operations	-	-	0.20
	(1.94)	1.78	(2.17)